Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Direct	$185,875	$163,745	$158,836
Assumed—non-affiliate	672	652	741
Ceded
Affiliate	(1,730)	(1,607)	(1,379)
Non-affiliate	(17,705)	(18,200)	(20,032)

Premiums and contract charges, net of reinsurance	$167,112	$144,590	$138,166

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Direct	$237,998	$219,527	$226,424
Assumed—non-affiliate	550	900	1,088
Ceded
Affiliate	(882)	1,331	(7,998)
Non-affiliate	(7,173)	(13,355)	(15,920)

Contract benefits, net of reinsurance	$230,493	$208,403	$203,594

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2017	2016	2015
Direct	$102,164	$107,522	$113,166
Assumed—non-affiliate	18	9	16
Ceded
Non-affiliate	(4,805)	(4,770)	(4,545)

Interest credited to contractholder funds, net of reinsurance	$97,377	$102,761	$108,637